Discontinued operations - Summary of Assets and Liabilities were Reclassified as Held for Sale in Relation to the Discontinued Operation (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents		€ 3,407	€ 6,889	€ 8,372
Investments		76,825	157,831
Investments for account of policyholders		180,006	250,953
Derivatives	[1]	2,760	8,827
Investments in joint ventures		1,443	1,743	1,376
Investments in associates		165	1,289	1,264
Reinsurance assets		21,184	20,992
Defined benefit assets		87	119
Deferred tax assets		1,827	131
Deferred expenses		12,886	10,503
Other assets and receivables		10,204	7,642
Intangible assets		1,240	1,333	€ 1,386
Assets		401,786	468,252
Liabilities
Insurance contracts		87,309	124,422
Insurance contracts for account of policyholders		100,409	149,323
Investment contracts		10,658	21,767
Investment contracts for account of policyholders		80,555	104,592
Derivatives	[1]	6,094	10,639
Borrowings		4,051	9,661
Provisions		99	193
Defined benefit liabilities		496	3,944
Deferred gains		9	9
Deferred tax liabilities		4	1,559
Other liabilities		10,785	12,916
Accruals		373	537
Total liabilities		387,596	€ 441,881
Assets [member] | Discontinued operations [member]
Assets
Cash and cash equivalents		5,085
Investments		55,496
Investments for account of policyholders		19,097
Derivatives		8,394
Investments in joint ventures
Investments in associates
Reinsurance assets		79
Defined benefit assets
Deferred tax assets
Deferred expenses		212
Other assets and receivables		1,388
Intangible assets
Assets		89,752
Liabilities [member] | Discontinued operations [member]
Liabilities
Insurance contracts		31,480
Insurance contracts for account of policyholders		19,577
Investment contracts		12,179
Investment contracts for account of policyholders		1,396
Derivatives		9,239
Borrowings		5,227
Provisions		52
Defined benefit liabilities		2,462
Deferred gains
Deferred tax liabilities		845
Other liabilities		1,665
Accruals		218
Total liabilities		€ 84,339

[1]	Refer to note 44 Fair value for a summary of all financial assets and financial liabilities at fair value through profit or loss.